Long-term Borrowing - Summary of long-term borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Bank loan	¥ 20,000		¥ 66,710
Less: Current portion of long-term borrowings	(20,000)		(46,710)
Long-term borrowings	¥ 0	$ 0	20,000
Bank Loan Due May 20, 2022 [Member]
Debt Instrument [Line Items]
Bank loan			20,000
Maturity Date	May 20, 2022
Principal Amount	¥ 20,000
Interest Rate Per Annum	4.60%	4.60%
Bank Loan Due May 19, 2023 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 20,000		20,000
Maturity Date	May 19, 2023
Principal Amount	¥ 20,000
Interest Rate Per Annum	4.75%	4.75%
Bank Loan Due July 19, 2022 [Member]
Debt Instrument [Line Items]
Bank loan			¥ 26,710
Maturity Date	Jul. 19, 2022
Principal Amount	¥ 29,400
Interest Rate Per Annum	3.85%	3.85%